Income Taxes - Schedule of Statutory Federal Income Tax Rate Losses Before Income Tax (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss for the year	$ (1,500,140)	$ (3,196,401)	$ (14,254,335)	$ 4,027,330	$ (607,371)	$ (15,091,333)
Income tax (recovery) at statutory rate					(128,000)	(3,331,900)
State income tax expense, net of federal tax effect					(12,000)	(317,300)
Permanent difference and other					(1,100,000)	3,124,600
Change in valuation allowance					1,240,000	525,900
Other						(1,300)
Income tax expense per books